ReliaStar Life Insurance Company

and its

Separate Account N

VOYA ADVANTAGE CENTURYSM

Supplement Dated March 7, 2024 to the Contract Prospectus

and Updating Summary Prospectus, each dated

May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), and updating summary prospectus (“summary prospectus”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectus that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectus.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUS

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospects and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectus. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectus are replaced in its entirety, after the words “APPENDIX A:” or “APPENDIX:”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participation should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.78%	-20.79%	-1.03%	3.92%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.24%	1.44%	1.08%	0.64%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.92%	-12.09%	1.86%	0.79%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	-11.20%	1.25%	3.51%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	-17.24%	3.37%	5.91%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.09%	4.80%	N/A
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	1.51%	1.09%	0.64%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	Effective December 19, 2007, this fund was closed to new investments (including loan repayments) and any transfers from other investment options.
[2]

This fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Variable Account Contract Value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Variable Account Contract Value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.70%	-14.87%	1.11%	4.04%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a Fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	-4.94%	0.59%	0.74%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16%	6.92%	10.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.24%	3.18%	5.89%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-18.39%	3.75%	6.93%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-19.28%	4.33%	7.68%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	-5.38%	7.10%	11.07%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	0.99%	-23.50%	11.00%	12.23%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.70%	-18.51%	8.40%	12.09%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.70%	0.63%	8.10%	11.13%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investment Subadviser: Voya Investment Management Co. LLC***	0.80%	-31.93%	2.80%	7.84%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%.	6.14%	10.16%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	-0.56%	2.32%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	-8.33%	5.90%	9.94%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.87%	-17.57%	5.32%	10.34%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[7]	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.

X.100207-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-24.47%	8.30%	11.77%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	-3.22%	7.24%	9.91%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser: Columbia Wanger Asset Management, LLC	0.85%	-17.53%	-1.67%	0.72%

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

X.100207-23B	March 2024